Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Income Taxes Recognized

Total income taxes recognized for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	Millions of yen
Income from continuing operations	¥447,001	¥475,592	¥587,793
Equity in earnings (losses) of affiliated companies	4,821	(1,027)	(4,540)
Other comprehensive income (loss):
Unrealized gain (loss) on securities	16,013	(1,306)	(580)
Unrealized gain (loss) on derivative instruments	(562)	(1,302)	459
Foreign currency translation adjustments	3,558	(12,818)	(15,622)
Pension liability adjustments	79,525	(49,557)	(5,920)

Total income taxes	¥550,356	¥409,582	¥561,590

Schedule Of The Difference Between The Effective Income Tax Rate And The Statutory Tax Rate

Reconciliations of the difference between the actual effective income tax rate of NTT and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2010	2011	2012
Statutory tax rate	40.65%	40.65%	40.65%
Tax credit	(1.80)	(1.61)	(1.47)
Net change in valuation allowance	0.98	0.59	(0.27)
Net change in deferred tax liability on change in interest in and reorganization of subsidiaries	(0.39)	—	—
Effect of changes in the enacted tax rates	—	—	6.99
Other	0.47	0.82	1.53

Effective tax rate	39.91%	40.45%	47.43%

Schedule Of Components Of Deferred Tax Assets And Liabilities

Significant components of deferred tax assets and liabilities at March 31, 2011 and 2012 are as follows:

	2011	2012
	Millions of yen
Deferred tax assets:
Liability for employees’ retirement benefits	¥627,346	¥558,175
Accrued enterprise tax	17,114	17,215
Property, plant and equipment and intangible assets principally due to differences in depreciation	437,054	386,961
Compensated absences	103,659	96,101
Accrued bonus	45,851	42,895
Unamortized purchases of leased assets	11,388	9,152
Operating loss carryforwards	175,472	149,813
Accrued liabilities for loyalty programs	121,109	97,536
Deferred revenues regarding Nikagetsu Kurikoshi	28,453	20,794
Foreign currency translation adjustments	21,809	36,812
Other	159,345	151,627

Total gross deferred tax assets	1,748,600	1,567,081
Less—Valuation allowance	(274,559)	(242,158)

Total deferred tax assets	1,474,041	1,324,923

Deferred tax liabilities:
Unrealized gains on securities	(3,343)	(5,843)
Special depreciation reserve	(112)	(1,139)
Issuance of subsidiaries common stock etc.	(347,597)	(303,363)
Other	(175,187)	(171,858)

Total gross deferred tax liabilities	(526,239)	(482,203)

Net deferred tax assets	¥947,802	¥842,720

Schedule Of Net Deferred Tax Assets

Net deferred tax assets at March 31, 2011 and 2012 are included in the consolidated balance sheets as follows:

	2011	2012
	Millions of yen
Deferred income taxes (current assets)	¥244,881	¥223,021
Deferred income taxes (investments and other assets)	886,953	789,293
Other current liabilities	(222)	(3)
Deferred income taxes (long-term liabilities)	(183,810)	(169,591)

Total	¥947,802	¥842,720

Schedule Of Deductions Used In Determining Taxable Income In Future Periods

The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31	Millions of yen
Within 5 years	¥158,187
6 to 20 years	373,993
Indefinite periods	62,273

Total	¥594,453

Schedule Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2011
Millions of yen
Balance at March 31, 2010	¥—
Acquisition	5,345
Increase in tax position of current year	22
Foreign currency translation adjustments	70

Balance at March 31, 2011	¥5,437

2012
Millions of yen
Balance at March 31, 2011	¥5,437
Increase in tax position of current year	632
Decrease in tax position of prior year	(903)
Settlements	(165)
Foreign currency translation adjustments	(466)

Balance at March 31, 2012	¥4,535